American Century Capital Portfolios Prospectus | AC ALTERNATIVES INCOME FUND
AC Alternatives® Income Fund
Investment Objective
The fund seeks to provide diverse sources of income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 25 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios Prospectus - AC ALTERNATIVES INCOME FUND - USD ($)	Investor Class	I Class	Y Class	A Class		C Class	R Class	R6 Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - AC ALTERNATIVES INCOME FUND		Investor Class	I Class	Y Class	A Class	C Class	R Class	R6 Class
Management Fees (as a percentage of Assets)	[1]	1.70%	1.50%	1.35%	1.70%	1.70%	1.70%	1.35%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none
Component1 Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Component2 Other Expenses		none	none	none	none	none	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)		1.76%	1.56%	1.41%	2.01%	2.76%	2.26%	1.41%
Fee Waiver or Reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		1.65%	1.45%	1.30%	1.90%	2.65%	2.15%	1.30%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2019.
[2]	The advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020, and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios Prospectus - AC ALTERNATIVES INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	168	544	945	2,062
I Class	148	483	840	1,846
Y Class	133	436	761	1,680
A Class	757	1,160	1,587	2,767
C Class	269	847	1,451	3,076
R Class	219	697	1,201	2,583
R6 Class	133	436	761	1,680

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
The fund pursues its investment objective by focusing on a variety of non-traditional or “alternative” investment strategies that generate current income and will invest primarily in income-generating securities. The fund combines several distinct strategies designed to capture current yield from a variety of income producing securities. In addition, the fund’s investment approach also focuses on the preservation of capital by allocating across a highly diversified mix of strategies with low correlation or low sensitivity to traditional investment strategies. These include alternative strategies such as Alternative Credit Strategies, Alternative Equity Strategies, Tactical and Hedging Strategies, and Alternative Trading Strategies, each of which is described below. American Century Investment Management, Inc. (the advisor) allocates the fund’s assets to multiple subadvisors, each with experience managing alternative investment strategies. The advisor may also manage a portion of the fund’s assets directly and, from time to time, may instruct subadvisors with respect to particular investments. Perella Weinberg Partners Capital Management LP (PWP) has been engaged by the advisor to assist with identifying and recommending other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic approach to guide the advisor with allocation of assets among underlying subadvisors with expertise in various investment strategies. The advisor and PWP will supplement those strategies with direct investment management and hedging strategies. PWP also provides guidance on tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the fund. The advisor and PWP share responsibility with regards to due diligence assessments of underlying subadvisors and the overall risk management program for the fund.
The fund may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time and may change allocations from time to time in the advisor’s discretion.
The fund’s principal investment strategies will include some or all of the following: Alternative Credit Strategies, Alternative Equity Strategies, Tactical and Hedging Strategies, and Alternative Trading Strategies. The advisor’s definitions of these strategies are outlined below. Because classifications of alternative strategies are subjective, these classifications may differ from those used by other investment advisors pursuing similar strategies.
Alternative Credit Strategies
Alternative Credit Strategies can involve taking long or short positions in fixed income corporate securities, including securities that are rated below investment grade (also known as high-yield securities or junk bonds). Investments in this strategy may also include mortgage and other asset-backed securities, floating rate bank loans, loan participations and other floating rate debt securities, such as collateralized loan obligations (also known as CLOs), as well as other types of credit and credit-related securities, including derivative instruments, such as single name credit default swaps (CDS), or credit default index swaps (CDX and iTraxx swaps). Investments may include securities that are undergoing bankruptcy proceedings, securities subject to restructuring, resulting in ownership of newly issued reorg securities, and securities to provide interim financing.
Alternative Credit Strategies also include taking long or short positions in structured credit and asset-backed securities, including securities backed by commercial and residential mortgages, which may include non-agency mortgage-backed securities. Asset-backed securities may also involve securities backed by auto loans, credit card debt, student loans, corporate loans or other collateral. These securities may pay fixed or variable rates of interest.
Alternative Equity Strategies
Alternative Equity Strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a long or short position in an exchange-traded fund (ETF)). Alternative Equity Strategies may exhibit a range of styles or investment approaches, including fundamental or quantitative security selection, risk premia, momentum or price action based investing or activism. In pursuit of the fund’s income objective, the strategies may also focus on generating current income through equity investments in companies with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Equity investments include common stock, preferred stock, equity equivalent securities such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts, stock index futures contracts, equity options and swaps on equities.
Alternative Equity Strategies may also include investing in non-traditional assets including:

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Real estate investment trusts (REITs) and equities, debt and hybrid securities issued by companies that own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, real estate companies). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the underlying subadvisor believes have above-average yield potential. The real estate strategy invests globally and generally focuses on opportunities in developed markets.

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Master limited partnership (MLP) strategies, which seek to deliver high yields and asset growth by investing (directly or indirectly through other instruments) in publicly traded partnerships that have a special tax designation which allows them to pass through their income, gains, losses and other deductions or credits to their shareholders. MLPs must invest in energy infrastructure, financial services or real estate and buy assets that are designed to produce income for their investors.

Alternative Equity Strategies may supplement income and enhance returns through various options strategies, including but not limited to call writing, put writing, short or long straddle strategies. Option strategies may also be employed for volatility management objectives.
Tactical and Hedging Strategies
A tactical opportunity could represent the potential for an exceptional risk-adjusted return opportunity relative to other strategies, or it may represent a superior risk reduction opportunity designed to benefit the fund’s overall portfolio. The advisor may also employ overlay strategies to manage liquidity, hedging and overall thematic exposure of the fund. The advisor can make investments in certain securities, including but not limited to, exchange traded funds, futures, options, and swaps with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by the advisor or subadvisors.
Alternative Trading Strategies
Alternative Trading Strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. These strategies generally involve taking a position in one financial instrument and taking an offsetting position in a related instrument in an attempt to profit from incremental changes in the price differential. (Relative Value Strategies). Alternately, these strategies may focus on macroeconomic (economy-wide developments such as changes in unemployment, national income, rate of growth, gross domestic product, inflation and price levels) opportunities across numerous markets and investments. Investments may be long or short and are based on the relative value or direction of a market, a currency, an interest rate, a commodity or any macroeconomic variable (Global Macro).
Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other fund, investing more than 5% of its assets in any other fund, or investing more than 10% of its assets in other funds generally. However, the fund may, pursuant to an exemptive order received by the advisor, invest in mutual funds, ETFs, business development companies and other investment companies in excess of these limits. To the extent the fund invests in other funds in excess of the above limits, it will be operating as a “fund of funds.” The underlying funds in which the fund invests have management fees which increase their cost. The costs associated with these investments are set forth in the fund’s Annual Fund Operating Expenses table as Acquired Fund Fees and Expenses.
The fund may invest in securities of foreign companies including companies located in emerging markets, when these securities meet an underlying subadvisor’s standards of selection. The fund also may use foreign currency exchange contracts in order to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The fund may invest in fixed-income securities of any maturity and does not seek to maintain a particular weighted average maturity.
The fund is currently authorized to utilize the following investment strategies and underlying subadvisors:

Investment Strategy	Sub-Strategy	Underlying Subadvisor
Alternative Credit	Opportunistic Credit	ArrowMark Colorado Holdings LLC
Alternative Credit	Structured Credit	Good Hill Partners LP
Alternative Credit	Multi-Sector Credit	Marathon Asset Management, L.P.
Alternative Equity	Real Estate	Timbercreek Investment Management (U.S.) LLC
Alternative Equity	Long/Short Equity Income	Advisor and PWP
Tactical and Hedging Strategies	Opportunistic, Hedge Overlay	Advisor and PWP
The investment strategy for each underlying subadvisor listed above is its principal strategy, but they may also implement other investment strategies with the portion of the fund’s assets allocated to them.
The advisor and PWP may make the determination to terminate and replace underlying subadvisors from time to time. To identify underlying subadvisors, the advisor and PWP use various selection criteria, which include investment capability, alignment with fund objectives, ability to compliment the styles of other subadvisors to achieve the fund’s objective and other factors. The advisor will then determine which underlying subadvisor changes are recommended to the fund’s board of directors for approval. In making allocation decisions regarding underlying subadvisors, the advisor and PWP perform due diligence on both investment and general business aspects of the underlying subadvisor. This analysis considers, among other factors, the manager’s investment philosophy and process, historical track record, infrastructure, risk management capabilities, and organizational stability. The advisor and PWP also consider the outlook for the underlying subadvisor’s investment strategy given current and future capital market and economic conditions. The advisor or PWP may decide to terminate an underlying subadvisor allocation or investment strategy when it no longer believes the underlying subadvisor can contribute favorably towards our overall desired risk and return profile for the fund. Such decisions could be based on a change in current or expected capital market and economic conditions, key employee turnover, or a change in the manager’s investment or risk management process, or organizational stability, among other factors.
The advisor, from time to time, may also choose not to allocate to certain underlying subadvisors, and there may be lengthy periods of time when there is no allocation to one or more underlying subadvisors or strategies described in this prospectus.
The fund may also engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Principal Risks

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Allocation Risk - The fund’s exposure to equities and fixed-income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time. The fund is actively managed and allocation decisions will be based on the advisor’s and subadvisors’ judgment about markets, volatility, interest rates, or the potential increase in value of particular investments or assets. There is no guarantee that the advisor’s and subadvisors’ decisions will produce the desired results.

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Bank Loan Risk - The fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

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Collateralized Debt Obligations/Collateralized Loan Obligation Risk - The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations and CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. CLOs issue securities in tranches with different payment characteristics and different credit ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. CLOs can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLOs in general. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

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Convertible Securities Risk - The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•	Counterparty Risk - If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

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Credit Risk - Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties to such contracts.

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Derivatives Risk - The use of derivative instruments, such as futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including leverage, liquidity, interest rate, market, credit, counterparty and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments. Gains or losses involving some futures, options and other derivatives may be substantial — in part because a relatively small price movement in these instruments may result in an immediate and substantial gain or loss for the fund. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Options are subject to the risk that the underlying security or asset does not rise sufficiently above the exercise price to cover the premium and transaction costs. Swap agreements subject a fund to the risk that the counterparty to the transaction may not meet its obligations. The fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

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Emerging Market Risk  - Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

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Equity Securities Risk - The risk that events negatively affecting issuers of equity securities, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and as such, the value of the fund’s shares. Investments in a particular style (such as growth or value) or in small or medium-size companies may enhance this risk.

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Exchange-Traded Fund Risk  - The risks of owning an exchange-traded fund (ETF) generally reflect the risks of owning the underlying securities they are designed to track, although the price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs also have management fees, which increase their cost, and may trade in the secondary market at a discount to the net asset value of the fund.

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Extension Risk - When interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

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Fixed-Income Securities Risk - The fund’s investments in fixed-income, or debt, securities will be subject to interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to changes in interest rates. Some fixed-income securities give the issuer the option to call, or redeem the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

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Foreign Securities Risk - The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of some foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

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Foreign Currency Risk - Because the fund may invest in securities denominated in foreign currencies, the fund may be subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

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Foreign Currency Transaction Risk - Non-U.S. currency forward contracts, futures contracts, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the fund’s position. Forward contracts are not guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the fund. In respect of such trading, the fund is subject to the risk of counterparty failure or the inability of or refusal by a counterparty to perform with respect to such contracts.

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High-Yield Debt Risk - Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

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Interest Rate Risk - Changes in interest rates may adversely affect the value of the fund’s investments in fixed-income securities. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When a fund holds floating or adjustable rate debt securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Investments in debt securities pose the risk that the subadvisor’s forecast of the direction of interest rates might be incorrect.

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Leverage Risk - Leverage in the fund's portfolio can be created from borrowing or utilizing certain types of transactions or instruments such as derivatives and short selling.  Leverage can result in losses to the fund that exceed the amount originally invested and may amplify changes in the fund's net asset value.  Leverage may also impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, and result in increased volatility.

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Liquidity Risk - The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Liquidity risk is more pronounced for the fund than for funds that invest primarily in other types of securities. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may also be difficult to value.

•	Market Risk - The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

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Master Limited Partnership (MLP) Risk - The value of MLP units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. Investments in MLP units present additional risks when compared to investments in common stock and present special tax risks. MLPs are also subject to the risks associated with their underlying assets. MLPs often have underlying assets in industrial, energy, real estate and financial sectors, and will be subject to the risks associated with these sectors.

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Mortgage-Backed and Other Asset-Backed Securities Risk - Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

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Multi-Manager Risk - Fund performance is dependent upon the success of the advisor and subadvisors in implementing the fund’s investment strategies in pursuit of its goal.  The fund’s performance will depend on the success of PWP’s methodology in allocating the fund’s assets to underlying subadvisors and its selection and oversight of subadvisors.  To the extent the underlying subadvisors’ investment styles are not complimentary to each other, the fund’s performance could be negatively affected.  In addition, underlying subadvisors could enter into conflicting transactions (e.g. one subadvisor purchasing a security at the same time another subadvisor sells the same security or the fund taking a long position in a security it has also sold short), which depending on the performance of such securities and the economic environment, could be beneficial or detrimental to the fund's performance.  Multi-manager strategies can increase a fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.  Some underlying subadvisors may have limited experience managing mutual funds, which, unlike other funds these subadvisors manage, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

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Prepayment or Call Risk - If the fund holds a fixed-income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, the fund may be forced to reinvest the proceeds in securities with lower yields. In addition, the fund may lose the amount of premium paid in the event of prepayment.

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Real Estate Investing Risk - The fund’s investments in real estate companies may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning, other governmental regulation, and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the fund invests in companies that make loans to real estate companies, the fund also may be subject to interest rate risk and credit risk.

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REITs Risk - Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall. Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.

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Redemption Risk - The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

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Risk Management Risk - No management program can eliminate the fund’s exposure to market risk. Although the fund is managed in an effort to reduce the effects of market risk on the fund, there is no guarantee that the fund will successfully manage the risks associated with its investments.

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Senior Loan Risk - The fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed-income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

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Short Sales Risk - If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. In addition, because the fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

•	Small and Medium-Sized Company Risk - The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

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Subordinated Securities Risk - The fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

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Valuation Risk - The sales price of a security may well differ - higher or lower - from the fund’s last valuation of such security, and the difference could be significant, particularly for illiquid securities and/or markets that experience extreme volatility. If a particular security trades in a thin market (a market with a low number of buyers and sellers), prices for such security may be more volatile and such security may be more difficult to value, since there are fewer transactions taking place in the marketplace. If market conditions exist that cause the fund to fair-value certain securities, investors who purchase or redeem shares on days the fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds than if the fund had not fair-valued securities or used a different valuation methodology.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2016): 3.26% Lowest Performance Quarter (4Q 2018): -3.47%
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Capital Portfolios Prospectus - AC ALTERNATIVES INCOME FUND	Label	1 Year	Since Inception	Inception Date
HFRX Fixed Income - Credit Index	HFRX Fixed Income - Credit Index (reflects no deduction for fees, expenses or taxes)	(2.55%)	0.18%	Jul. 31, 2015
Bloomberg Barclays U.S. Universal Bond Index	Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	(0.25%)	2.11%	Jul. 31, 2015
Investor Class	Investor Class Return Before Taxes	(1.45%)	1.58%	Jul. 31, 2015
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(2.62%)	0.34%	Jul. 31, 2015
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.76%)	0.70%	Jul. 31, 2015
I Class	I Class Return Before Taxes	(1.26%)	1.80%	Jul. 31, 2015
Y Class	Y Class1 Return Before Taxes	(1.11%)	1.95%	Apr. 10, 2017
A Class	A Class Return Before Taxes	(7.37%)	(0.39%)	Jul. 31, 2015
C Class	C Class Return Before Taxes	(2.34%)	0.59%	Jul. 31, 2015
R Class	R Class Return Before Taxes	(1.95%)	1.10%	Jul. 31, 2015
R6 Class	R6 Class Return Before Taxes	(1.11%)	1.96%	Jul. 31, 2015

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.